Statements of Cash Flows (Global Diversified Holdings, Inc.) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income loss	$ (458)	$ (1,402)
Changes in assets and liabilities:
Net Cash Provided by (Used in) Operating Activities		(2,402)
CASH FLOWS FROM FINANCING ACTIVITIES
Net Cash Provided by (Used in) Financing Activities		2,402
CASH FLOWS FROM INVESTING ACTIVITIES
NET INCREASE (DECREASE) IN CASH		0
Cash, beginning of period		0
Cash, end of period	0	0		$ 0
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid		0
Federal income taxes paid		0
Global Diversified Holdings, Inc. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income loss	(19,469)	30,143	$ 4,556	22,393	$ (3,534)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense		417	417	556	278
Changes in assets and liabilities:
(Increase) decrease in accounts receivable		2,463	41,602	29,913	(24,670)
(Increase) decrease in prepaid expenses and deposits		(75,021)	598
(Increase) decrease in prepaid expenses				30	(4,904)
(Increase) decrease in inventory		106,974	53,495	(124,530)	(142,398)
(Increase) in security deposit		0	0	0	(1,600)
Increase (decrease) in accounts payable and accrued expenses		(115,708)	(58,182)
Increase in accounts payable				78,314	143,459
Net Cash Provided by (Used in) Operating Activities		(50,732)	42,486	6,676	(33,369)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase in loans payable		67,748	2,228	11,390	44,281
Payments to redeem common stock		(11,250)	(33,750)	(45,000)	0
Net Cash Provided by (Used in) Financing Activities		56,498	(31,522)	(33,610)	44,281
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property and equipment				0	(3,891)
Net Cash Used by Investing Activities				0	(3,891)
NET INCREASE (DECREASE) IN CASH		5,766	10,964	(26,934)	7,021
Cash, beginning of period		0	26,934	26,934	19,913
Cash, end of period	$ 5,766	5,766	37,898	0	26,934
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid		19,046	1,187	20,237	4,620
Federal income taxes paid		$ 0	$ 0	$ 0	$ 0